Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 129,410	$ 65,663	$ 139,170
Restricted cash	346
Total	129,756	$ 65,663	$ 139,170	$ 77,275
Debt repayments related to Eurobank	$ 30,000